Other current assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	SFr 3,910	SFr 5,652
Accrued income	679	76
Prepaid expenses and accrued income	SFr 4,589	SFr 5,728